Equity Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Incentive	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plans
Number of equity incentive plans	2
Compensation expense	$ 64,000,000	$ 68,000,000	$ 74,000,000
Share-based compensation arrangement by share-based payment award, recognized tax benefits	21,000,000	23,000,000	25,000,000
Cash received from the exercise of options	19,000,000	28,000,000	3,000,000
Tax benefit realized on options exercised and stock unrestricted	10,000,000	11,000,000	3,000,000
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards	105,000,000
Common stock authorized for stock-based awards (in shares)	77,800,000
Common stock reserved for further issuance (in shares)	19,200,000
Restricted stock and restricted stock units activity
Tax (expense) benefit realized related to all stock-based compensation included in shareholder's equity	(400,000)	500,000	(6,000,000)
Stock options
Equity Incentive Plans
Vesting period of options granted prior to 2011 (in years)	4
Portion of awards vesting on second anniversary of grant date (as a percent)	50.00%
Portion of awards vesting on third and fourth anniversaries of grant date (as a percent)	25.00%
Expiration term for options (in years)	10
Age for normal retirement (in years)	60
Requisite service period for normal retirement (in years)	1
Age for early retirement (in years)	55
Requisite service period for early retirement (in years)	10
Vesting period of options (in months)	12 months
Period for exercise of option (in months)	3
Assumptions used to determine fair value of options granted
Weighted average expected term (in years)	7.9	7.8	8.1
Expected volatility, low end of the range (as a percent)	22.10%	23.70%	26.30%
Expected volatility, high end of the range (as a percent)	53.90%	52.30%	79.20%
Weighted average volatility (as a percent)	35.10%	35.10%	38.30%
Expected dividends, minimum range (as a percent)	2.50%	2.40%
Expected dividends, maximum range (as a percent)	3.70%	2.80%
Expected dividends (as a percent)			2.60%
Weighted average expected dividends (as a percent)	2.70%	2.60%	2.60%
Risk-free rate, low end of the range (as a percent)	0.00%	0.10%	0.00%
Risk-free rate, high end of the range (as a percent)	3.50%	3.90%	3.70%
Stock option activity
Outstanding at the beginning of the period (in shares)	35,296,000
Granted (in shares)	4,177,000
Exercised (in shares)	(1,080,000)
Forfeited (in shares)	(1,230,000)
Expired (in shares)	(3,216,000)
Outstanding at the end of the period (in shares)	33,947,000	35,296,000
Outstanding, net of expected forfeitures (in shares)	33,645,000
Outstanding, exercisable ("vested") (in shares)	21,417,000
Outstanding at the beginning of the period (in dollars per share)	$ 39.39
Granted (in dollars per share)	$ 31.57
Exercised (in dollars per share)	$ 17.87
Forfeited (in dollars per share)	$ 28.69
Expired (in dollars per share)	$ 44.69
Outstanding at the end of the period (in dollars per share)	$ 39.00	$ 39.39
Outstanding, net of expected forfeitures (in dollars per share)	$ 39.08
Outstanding, exercisable ("vested") (in dollars per share)	$ 45.26
Aggregate intrinsic value, Outstanding	71,171,000
Aggregate intrinsic value, net of expected forfeitures, outstanding	70,686,000
Aggregate intrinsic value, exercisable ("vested"), outstanding	28,243,000
Weighted average remaining contractual term, Outstanding (in years)	5.1
Weighted average remaining contractual term, net of expected forfeitures, outstanding (in years)	5.0
Weighted average remaining contractual term, exercisable ("vested"), outstanding (in years)	3.5
Weighted average grant date fair value of options granted (in dollars per share)	$ 9.49	$ 9.89	$ 5.74
Intrinsic value of options exercised	15,000,000	16,000,000	428,000
Restricted stock and restricted stock units activity
Tax (expense) benefit realized related to all stock-based compensation included in shareholder's equity	3,000,000	4,000,000	0
Nonqualified stock options
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards	56,000,000
Expected period of recognition of unrecognized compensation cost (in years)	2.36
Restricted stock units
Equity Incentive Plans
Unrecognized compensation cost related to nonvested awards	49,000,000
Expected period of recognition of unrecognized compensation cost (in years)	2.46
Portion of awards vesting on second anniversary of grant date (as a percent)	50.00%
Portion of awards vesting on third and fourth anniversaries of grant date (as a percent)	25.00%
Restricted stock and restricted stock units activity
Outstanding at the beginning of the period (in shares)	3,757,000
Granted (in shares)	1,366,000
Vested (in shares)	(417,000)
Forfeited (in shares)	(380,000)
Outstanding at the end of the period (in shares)	4,326,000	3,757,000
Weighted average grant date fair value, nonvested at the beginning of the period (in dollars per share)	$ 31.50
Weighted average grant date fair value, granted (in dollars per share)	$ 31.38	$ 31.32	$ 17.47
Weighted average grant date fair value, vested (in dollars per share)	$ 61.66
Weighted average grant date fair value, forfeited (in dollars per share)	$ 29.08
Weighted average grant date fair value, nonvested at the end of the period (in dollars per share)	$ 28.76	$ 31.50
Total fair value of restricted stock and restricted stock units vested	$ 13,000,000	$ 16,000,000	$ 11,000,000